SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 472,761	$ 408,960
Less accumulated depreciation	$ (176,906)	(157,880)	(88,032)
Total	314,103	314,881	320,928
Manufacturing Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	340,009	340,009	340,009
Drones and Related Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	129,537	115,423	61,622
Software Library [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	10,000	10,000
Furniture, Fixtures and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 11,463	$ 7,329	$ 7,329